EQUITY - Schedule of other sundry reserves (Details)											12 Months Ended
	Jul. 31, 2025 USD ($) shares	Jul. 30, 2025 shares	Jul. 29, 2025 $ / shares	Jun. 27, 2025 $ / shares shares	Jun. 27, 2025 $ / shares shares	Jun. 26, 2025 shares	May 02, 2025 USD ($) shares	Mar. 28, 2025 $ / shares shares	Mar. 28, 2025 $ / shares shares	Mar. 17, 2025 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 06, 2023 USD ($)
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Higher value for TAM S.A. share exchange											$ 2,666,202,000	$ 2,666,202,000	$ 2,665,692,000
Reserve for the adjustment to the value of fixed assets											2,620,000	2,620,000	2,620,000
Transactions with non-controlling interest											(211,582,000)	(211,582,000)	(211,582,000)
Adjustment to the fair value of the New Convertible Notes											(3,624,871,000)	(3,624,871,000)	(3,624,871,000)
Share buyback program OFB june 2025											(15,603,000)	0	0
Share buyback program OFB march 2025											(3,902,000)	0	0
Others											(1,875,000)	(1,875,000)	(1,875,000)
Total											(1,189,011,000)	(1,169,506,000)	(1,170,016,000)
Other Sundry Reserves [Line Items]
Gain on haircut to other accounts payable											2,564,707,000	2,564,707,000	2,564,707,000
Gain on haircut, financial liabilities											420,436,000	420,436,000	420,436,000
Gain on haircut, right of use assets											639,728,000	639,728,000	$ 639,728,000
Value of shares subscribed and paid capital											$ 4,418,152,114.78
Reserve of equity component of convertible instruments																$ 5,003,576,000
Firm Block Offer (FBO) March 2025
Other Sundry Reserves [Line Items]
Share purchase program period											18 months
Outstanding shares percentage								0.016	0.016	0.016
Number of shares subscribed and paid capital (in shares) | shares							9,671,006,041	9,671,006,041	9,671,006,041	9,671,006,041
Share capital amount representing, percentage										0.01
Share price per share (in usd per share) | (per share)								$ 15.02	$ 0.016120204
Value of shares subscribed and paid capital							$ 151,997,000								$ 155,899,000
Reserve of equity component of convertible instruments							$ 3,902,000
First Program
Other Sundry Reserves [Line Items]
Number of shares subscribed and paid capital (in shares) | shares							9,961,006,041
Share Repurchase Programs
Other Sundry Reserves [Line Items]
Outstanding shares percentage							0.016
Firm Block Offer (OFB) June 2025
Other Sundry Reserves [Line Items]
Outstanding shares percentage	0.034	0.034		0.024	0.024	0.034
Number of shares subscribed and paid capital (in shares) | shares	20,550,887,837	20,550,887,837		14,506,509,062	14,506,509,062	20,550,887,837
Share capital amount representing, percentage						0.01
Share price per share (in usd per share) | (per share)			$ 20.6	$ 19.00	$ 0.020415400
Value of shares subscribed and paid capital	$ 432,840,000													$ 296,156,000
Reserve of equity component of convertible instruments	$ 15,603,000
Aeroviasde Integracion Regional Aires | Lan Pax Group S.A. and Subsidiaries
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest											$ 3,480,000	$ 20,000
TAM SA | Aerolinhas Brasileiras SA
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest											885,000
Inversiones Lan S.A. | Aires Integra Regional Airlines S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest											2,000
Aerolane S.A. by Lan Pax Group S.A. | Holdco I S.A
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest											21,526,000
Multiplus S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest											(184,135,000)
LATAM Airlines Perú S.A. | LATAM Airlines Group S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest											(3,225,000)
LAN Argentina S.A. and Inversora Cordillera | Transportes Aéreos del Mercosur S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest											3,383,000
Aerovías de Integración Regional S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest											(23,000)
Share premium											$ 5,097,000